Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Furniture, fixtures, and equipment	$45,770	$33,100
Leasehold improvements	6,336	5,285
Automobiles	1,223	997

	53,329	39,382
Less accumulated depreciation	(19,403)	(11,447)

	$33,926	$27,935